4. STOCKHOLDERS' DEFICIT (Details 3) - $ / shares	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding	5,124,007
Warrants exercise price	$ 38,309	$ 37,920	$ 36,000.00	$ 36,000.00
Warrant1Member
Warrants outstanding	24
Warrants exercise price	$ 8,368.00
Expiration date	May 23, 2018
Warrant 2 [Member]
Warrants outstanding	7,542
Warrants exercise price	$ 75.00
Expiration date	Jun. 14, 2021
Warrant 3 [Member]
Warrants outstanding	3
Warrants exercise price	$ 40,000.00
Expiration date	Apr. 23, 2019
Warrant 4 [Member]
Warrants outstanding	8
Warrants exercise price	$ 36,000.00
Expiration date	May 22, 2019
Warrant 5 [Member]
Warrants outstanding	3
Warrants exercise price	$ 30,400.00
Expiration date	Sep. 10, 2019
Warrant 6 [Member]
Warrants outstanding	5
Warrants exercise price	$ 36,864.80
Expiration date	Sep. 27, 2019
Warrant 7 [Member]
Warrants outstanding	10
Warrants exercise price	$ 22,504.00
Expiration date	Dec. 02, 2019
Warrant 8 [Member]
Warrants outstanding	105
Warrants exercise price	$ 7,200.00
Expiration date	Dec. 02, 2020
Warrant 9 [Member]
Warrants outstanding	105
Warrants exercise price	$ 8,800.00
Expiration date	Dec. 02, 2020
Warrant 10 [Member]
Warrants outstanding	25
Warrants exercise price	$ 20,400.00
Expiration date	Mar. 30, 2018
Warrant 11 [Member]
Warrants outstanding	22
Warrants exercise price	$ 9,504.00
Expiration date	Jun. 29, 2020
Warrant 12 [Member]
Warrants outstanding	659
Warrants exercise price	$ 640.00
Expiration date	Jun. 29, 2020
Warrant 13 [Member]
Warrants outstanding	343
Warrants exercise price	$ 640.00
Expiration date	Sep. 04, 2020
Warrant 14 [Member]
Warrants outstanding	362
Warrants exercise price	$ 640.00
Expiration date	Sep. 21, 2020
Warrant 15 [Member]
Warrants outstanding	7
Warrants exercise price	$ 9,504.00
Expiration date	Sep. 04, 2020
Warrant 16 [Member]
Warrants outstanding	198
Warrants exercise price	$ 640.00
Expiration date	Oct. 23, 2020
Warrant 17 [Member]
Warrants outstanding	7
Warrants exercise price	$ 9,504.00
Expiration date	Oct. 23, 2020
Warrant 18 [Member]
Warrants outstanding	4,673,034
Warrants exercise price	$ 0.3077
Expiration date	Jun. 14, 2021
Warrant 19 [Member]
Warrants outstanding	224,306
Warrants exercise price	$ 0.3077
Expiration date	Feb. 21, 2021
Warrant 20 [Member]
Warrants outstanding	17,239
Warrants exercise price	$ 13.92
Expiration date	Jun. 06, 2021
Warrant 21 [Member]
Warrants outstanding	200,000
Warrants exercise price	$ 0.67
Expiration date	Feb. 13, 2022